Incentive Compensation Plans - Schedule of Replacement Award Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Replacement Awards Issued Stock Options [Member]
Replacement Time Vesting Options
Award option outstanding, beginning balance	4,867,284
Option outstanding, granted	0
Option outstanding, exercised	(204,641)
Option outstanding, expired	0
Option outstanding, forfeited	(133,352)
Award option outstanding, ending balance	4,529,291	4,867,284
Option outstanding, exercisable	4,529,291
Weighted average exercise price
Weighted average exercise price, beginning balance	$ 11.77
Weighted average exercise price, exercised	10.70
Weighted average exercise price, ending balance	11.76	$ 11.77
Weighted average exercise price, exercisable	$ 11.76
Aggregate intrinsic value, beginning balance	$ 35,137
Aggregate intrinsic value, exercised	1,695
Aggregate intrinsic value, Forfeited	741
Aggregate intrinsic value, beginning balance	39,896	$ 35,137
Aggregate intrinsic value, exercisable	$ 39,896
Replacement Awards Issued Stock Options [Member]
Weighted average exercise price
Weighted average remaining contractual term	4 years 4 months 24 days	5 years 4 months 24 days
Weighted average remaining contractual term exercisable	4 years 4 months 24 days